UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated: February 17, 2004



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:     $155,812
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None




ACTIVE POWER INC         COM       00504W100     2,418    833,669   SH         Sole        833,669
ADVANCIS PHRMCTCL CORP   COM       00764L109     7,938  1,058,462   SH         Sole      1,058,462
AGERE SYS INC            CL B      00845V209       309    106,516   SH         Sole        106,516
AIRSPAN NETWORKS INC     COM       00950H102     5,879  1,679,853   SH         Sole      1,679,853
ALLTEL CORP              COM       020039103       210      4,500   SH         Sole          4,500
AON CORP                 COM       037389103       354     14,800   SH         Sole         14,800
ASHLAND INC              COM       044204105       314      7,125   SH         Sole          7,125
AVANT IMMUNOTHER         COM       053491106     2,476    903,708   SH         Sole        903,708
BOEING CO                COM       097023105       493     11,700   SH         Sole         11,700
CAPSTONE TURBINE CORP    COM       14067D102     3,767  2,025,467   SH         Sole      2,025,467
CASL MALE RTL GRP INC    COM       148711104        84     12,100   SH         Sole         12,100
CIGNA CORP               COM       125509109       277      4,825   SH         Sole          4,825
CISCO SYS INC            COM       17275R102       381     15,707   SH         Sole         15,707
CIT GROUP INC            COM       125581108       253      7,050   SH         Sole          7,050
CNF INC                  COM       12612W104       305      9,000   SH         Sole          9,000
COMMERCE ONE INC DEL     COM       200693208       129     99,727   SH         Sole         99,727
COMPUTER ASS INTL INC    COM       204912109       705     25,775   SH         Sole         25,775
CYBERONICS INC           COM       23251P102    33,696  1,053,009   SH         Sole      1,053,009
DIVERSA CORP             COM       255064107    15,162  1,639,153   SH         Sole      1,639,153
FMC TECHNOLOGIES INC     COM       30249U101       200      5,850   SH         Sole          5,850
GENAERA CORP             COM       36867G100       856    261,890   SH         Sole        261,890
GENVEC INC               COM       37246C109     8,553  2,591,790   SH         Sole      2,591,790
GENZYME CORPORATION      COM       372917104       635     12,880   SH         Sole         12,880
HEWLETT PACKARD CO       COM       428236103       371     16,150   SH         Sole         16,150
IVILLAGE INC             COM       46588H105     5,987  1,672,319   SH         Sole      1,672,319
LEAR CORP                COM       521865105       282      4,600   SH         Sole          4,600
LOEWS CORP               COM       540424108       405      8,200   SH         Sole          8,200
LUCENT TECHNLOGIES       COM       549463107     1,143    402,614   SH         Sole        402,614
MILLENNIUM PHARMACTLS    COM       599902103     1,491     79,938   SH         Sole         79,938
MOBILE TELESSTMS      SPNS ADR     607409109     1,224     14,785   SH         Sole         14,785
MRO SOFTWARE INC         COM       55347W105       987     73,176   SH         Sole         73,176
NITROMED INC             COM       654798503    36,968  5,145,215   SH         Sole      5,145,215
ONESOURCE INFO SVCS      COM       68272J106     3,467    368,065   SH         Sole        368,065
QUOVADX INC              COM       74913K106       495    101,106   SH         Sole        101,106
REPLIGEN CORP            COM       759916109        57     13,000   SH         Sole         13,000
ROSTELECOM LNG D      SPNS ADR     778529107     6,426    106,723   SH         Sole        106,723
SARA LEE CORP            COM       803111103       274     12,625   SH         Sole         12,625
SERVICEMASTER CO         COM       81760N109       137     11,750   SH         Sole         11,750
SILICON LABORATORIES     COM       826919102     1,753     40,499   SH         Sole         40,499
TEGAL CORP               COM       879008100        83     30,000   SH         Sole         30,000
TELLABS INC              COM       879664100       144     17,075   SH         Sole         17,075
VICURON PHARMCTLS INC    COM       926471103     7,853    421,055   SH         Sole        421,055
WASHINGTON MUT INC       COM       939322103       229      5,700   SH         Sole          5,700
WHIRLPOOL CORP           COM       963320106       365      5,025   SH         Sole          5,025
WISCONSIN ENERGY CORP    COM       976657106       277      8,275   SH         Sole          8,275



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